Business Segments (Details) (USD $) In Millions	12 Months Ended
	May 31, 2011	May 31, 2010	May 31, 2009
Segment Reporting Information [Line Items]
Net sales	$ 9,937.8	$ 6,759.1	$ 10,298.0
Gross margin	3,121.8	1,693.3	2,766.7
Operating earnings (loss)	2,664.2	1,270.8	2,400.9
Capital expenditures	1,263.2	910.6	781.1
Depreciation, depletion and amortization expense	447.4	445.0	360.5
Equity in net earnings of non consolidated companies	(5.0)	(10.9)	100.1
Total assets	15,786.9	12,707.7
Phosphates Segment [Member]
Segment Reporting Information [Line Items]
Net sales to external customers	6,895.2	4,731.1	7,409.9
Intersegment net sales	0	0	0
Net sales	6,895.2	4,731.1	7,409.9
Gross margin	1,654.0	648.2	1,229.9
Operating earnings (loss)	1,322.0	349.5	961.7
Capital expenditures	306.7	265.1	430.3
Depreciation, depletion and amortization expense	248.1	293.8	231.0
Equity in net earnings of non consolidated companies	(8.8)	(10.5)	68.3
Total assets	8,149.7	6,585.9
Potash Segment [Member]
Segment Reporting Information [Line Items]
Net sales to external customers	3,028.3	1,978.9	2,759.2
Intersegment net sales	32.7	195.2	58.0
Net sales	3,061.0	2,174.1	2,817.2
Gross margin	1,469.0	1,034.6	1,505.9
Operating earnings (loss)	1,352.5	922.8	1,409.9
Capital expenditures	906.9	619.7	343.6
Depreciation, depletion and amortization expense	188.9	140.1	119.4
Equity in net earnings of non consolidated companies	0	0	0
Total assets	9,663.3	8,186.3
Corporate Eliminations And Other Segment [Member]
Segment Reporting Information [Line Items]
Net sales to external customers	14.3	49.1	128.9
Intersegment net sales	(32.7)	(195.2)	(58.0)
Net sales	(18.4)	(146.1)	70.9
Gross margin	(1.2)	10.5	30.9
Operating earnings (loss)	(10.3)	(1.5)	29.3
Capital expenditures	49.6	25.8	7.2
Depreciation, depletion and amortization expense	10.4	11.1	10.1
Equity in net earnings of non consolidated companies	3.8	(0.4)	31.8
Total assets	$ (2,026.1)	$ (2,064.5)